Subsequent Events (Details) - USD ($)			12 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Jan. 31, 2024
Subsequent Events [Line Items]
Gain on sales of investment			$ 6,800,000
Repurchased shares (in Shares)		2,043,138
Repurchase program		$ 10,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Repurchase stock value		2,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Line of credit				$ 25,000,000
Forecast [Member]
Subsequent Events [Line Items]
Line of credit		25,000,000
Gain on sales of investment		1,500,000
Carrying value of investment		$ 0
Credit facility’s expiration term	April 2024
Forecast [Member] | Series B [Member]
Subsequent Events [Line Items]
Repurchased remaining shares (in Shares)		6,689,520
Forecast [Member] | Revolving Credit Facility [Member]
Subsequent Events [Line Items]
Credit facility’s expiration term	April 2024
Credit facility	$ 100,000,000